Intangible Assets and Goodwill (Details)	12 Months Ended
Dec. 31, 2025 USD ($)
Intangible Assets and Goodwill [Line Items]
Impairment loss	$ 39,572,129
Cannabis Distribution License [Member]
Intangible Assets and Goodwill [Line Items]
Intangible assets at carrying value	$ 17,009